SEGMENT REPORTING - Revenue and Non current assets by geographic location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 12,778,262	$ 7,633,776
Non-current assets	11,099,245	12,021,110
Europe / Middle East / Africa
Disclosure of geographical areas [line items]
Revenue	5,185,588	3,078,736
Non-current assets	8,477,393	504,655
Asia / Pacific
Disclosure of geographical areas [line items]
Revenue	4,894,073	2,959,709
Non-current assets	2,120,102	11,000,159
North America / South America
Disclosure of geographical areas [line items]
Revenue	2,698,601	1,595,331
Non-current assets	501,750	516,296
Education
Disclosure of geographical areas [line items]
Revenue	9,676,052	5,618,210
Non-current assets	502,352	1,016,870
Education | Europe / Middle East / Africa
Disclosure of geographical areas [line items]
Revenue	3,630,760	2,068,037
Non-current assets	602	802
Education | Asia / Pacific
Disclosure of geographical areas [line items]
Revenue	3,346,691	1,954,842
Non-current assets		499,772
Education | North America / South America
Disclosure of geographical areas [line items]
Revenue	2,698,601	1,595,331
Non-current assets	501,750	516,296
Campus
Disclosure of geographical areas [line items]
Revenue	3,102,210	2,015,566
Non-current assets	10,596,893	11,004,240
Campus | Europe / Middle East / Africa
Disclosure of geographical areas [line items]
Revenue	1,554,828	1,010,699
Non-current assets	8,476,791	503,853
Campus | Asia / Pacific
Disclosure of geographical areas [line items]
Revenue	1,547,382	1,004,867
Non-current assets	$ 2,120,102	$ 10,500,388